Average Annual Total Returns{- Fidelity® Overseas Fund} - 10.31 Broadly Diversified International Equity Funds Retail Combo PRO-08 - Fidelity® Overseas Fund	Fidelity Overseas Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Overseas Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Overseas Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Overseas Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Overseas Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Overseas Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Overseas Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Overseas Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Overseas Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	MS001 Past 1 year	MS001 Past 5 years	MS001 Past 10 years
Total	28.42%	8.70%	7.58%	28.14%	8.24%	7.20%	17.25%	6.89%	6.19%	22.29%	5.88%	5.67%